SIGNIFICANT ACCOUNTING POLICIES (Schedules of Concentration of Risk of Account Receivable) (Details) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	17.00%	12.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	11.00%	16.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	11.00%	6.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	11.00%